Earnings (Loss) Per Share (Details) - Schedule of net earnings (loss) per basic and diluted share - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss (in Dollars)					$ (28,260,571)	$ (15,127,629)
Less: deemed dividend for Earnout Shares (in Dollars)					(4,957,366)
Net loss attributable to common stockholders (in Dollars)	$ 20,673,440	$ (3,356,956)	$ 6,534,775	$ (6,860,958)	$ (33,217,937)	$ (15,127,629)
Denominator:
Weighted average shares used to compute basic EPS	39,963,266	9,669,217	39,872,864	9,669,217	18,982,139	9,637,962
Basic earnings (loss) per share (in Dollars per share)	$ 0.52	$ (0.35)	$ 0.16	$ (0.71)	$ (1.75)	$ (1.57)
Anti-dilutive securities excluded from shares outstanding:
Stock options	764,296	3,967,959	764,296	3,967,959	3,506,184	3,949,158
Restricted and performance stock units	1,480,101		1,480,101		3,134,677
Warrants	18,722,425		18,722,425		18,722,425
Earnout shares					7,499,993
Debentures					2,922,425
Total	28,466,815	3,967,959	23,889,247	9,267,505	35,785,704	3,949,158